Debt Securities in Issue - Summary of Debt Securities in Issue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Debt securities in issue [line items]
Debt securities in issue	¥ 11,984,994	¥ 11,428,437
Sumitomo mitsui banking corporation [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,908,637	1,942,388
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue, Maturity year	2026
Debt securities in issue	¥ 59,997	59,996
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.17%
Sumitomo mitsui banking corporation [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	2.21%
Sumitomo mitsui banking corporation [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,292,198	1,229,180
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	(0.57%)
Sumitomo mitsui banking corporation [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	5.40%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 437,393	542,129
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	2.75%
Debt securities in issue	¥ 72,101	68,124
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 15,109	12,048
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue, Maturity year	2025
Debt securities in issue, Interest rate	2.92%
Debt securities in issue	¥ 12,423	11,672
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Chinese yuan
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	3.20%
Debt securities in issue	¥ 19,416	19,239
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	3.00%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	2.90%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2045
Debt securities in issue, Interest rate	5.99%
Sumitomo mitsui banking corporation [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2027
Debt securities in issue, Interest rate	4.79%
Other subsidiaries [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 2,349,114	2,230,062
Other subsidiaries [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue, Maturity year	2028
Debt securities in issue	¥ 20,000	20,000
Other subsidiaries [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	4.00%
Other subsidiaries [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	4.15%
Other subsidiaries [member] | Commercial paper [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 1,293,691	1,195,399
Other subsidiaries [member] | Commercial paper [member] | Minimum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	(0.01%)
Other subsidiaries [member] | Commercial paper [member] | Maximum [member]
Debt securities in issue [line items]
Debt securities in issue, Interest rate	5.59%
Other subsidiaries [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 148,425	205,438
Other subsidiaries [member] | Unsubordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 583,083	444,969
Other subsidiaries [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 380	532
Other subsidiaries [member] | Unsubordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 140,582	165,051
Other subsidiaries [member] | Unsubordinated bonds [Member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Indonesian rupiah
Debt securities in issue	¥ 1,782	8,474
Other subsidiaries [member] | Unsubordinated bonds [Member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Turkish lira
Debt securities in issue	¥ 177	822
Other subsidiaries [member] | Unsubordinated bonds [Member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Chinese yuan
Debt securities in issue, Interest rate	0.00%
Debt securities in issue	¥ 18,629	62,982
Other subsidiaries [member] | Unsubordinated bonds [Member] | India, Rupees
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Indian rupee
Debt securities in issue	¥ 142,365	126,395
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	7.55%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	0.01%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Other subsidiaries [member] | Unsubordinated bonds [Member] | Minimum [member] | India, Rupees
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	5.50%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2037
Debt securities in issue, Interest rate	4.00%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2029
Debt securities in issue, Interest rate	3.60%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	0.75%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2050
Debt securities in issue, Interest rate	14.15%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Indonesia, Rupiahs [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	7.75%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | Turkish Lira [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	15.00%
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | China Yuan [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Other subsidiaries [member] | Unsubordinated bonds [Member] | Maximum [member] | India, Rupees
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2032
Debt securities in issue, Interest rate	11.40%
SMFG [member]
Debt securities in issue [line items]
Debt securities in issue	¥ 7,727,243	7,255,987
SMFG [member] | Subordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 462,082	451,272
SMFG [member] | Subordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 571,671	471,753
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	2.14%
SMFG [member] | Subordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2024
Debt securities in issue, Interest rate	0.47%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2041
Debt securities in issue, Interest rate	4.44%
SMFG [member] | Subordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2033
Debt securities in issue, Interest rate	1.67%
SMFG [member] | Unsubordinated bonds [Member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	United States dollars
Debt securities in issue	¥ 5,741,299	5,325,808
SMFG [member] | Unsubordinated bonds [Member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	euros
Debt securities in issue	¥ 721,701	825,503
SMFG [member] | Unsubordinated bonds [Member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Australian dollars
Debt securities in issue	¥ 104,673	177,013
SMFG [member] | Unsubordinated bonds [Member] | Hong Kong, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Hong Kong dollars
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	3.54%
Debt securities in issue	¥ 4,833	¥ 4,638
SMFG [member] | Unsubordinated bonds [Member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Currency payable in	Japanese yen
Debt securities in issue	¥ 120,984
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	0.05%
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2022
Debt securities in issue, Interest rate	0.00%
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2023
Debt securities in issue, Interest rate	1.32%
SMFG [member] | Unsubordinated bonds [Member] | Minimum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2027
Debt securities in issue, Interest rate	0.86%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | U.S. Dollar [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2052
Debt securities in issue, Interest rate	5.77%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | Euro [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2033
Debt securities in issue, Interest rate	1.72%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | Australia, Dollars [Member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2028
Debt securities in issue, Interest rate	4.60%
SMFG [member] | Unsubordinated bonds [Member] | Maximum [member] | Japanese Yen [member]
Debt securities in issue [line items]
Debt securities in issue, Maturity year	2034
Debt securities in issue, Interest rate	1.47%